ACQUISITION, DISPOSITION AND DECONSOLIDATION - Schedule Of Business Acquisition Purchase Price (Details) (Continental Resources Group, USD $)	Jul. 22, 2011
Continental Resources Group
Cash	$ 11,164,514
Current assets (including cash of $11,164,514)	13,069,511
Note receivable	2,000,000
Prepaid expenses - long term portion	41,912
Property and equipment	39,912
Note Payable	(50,000)
Liabilities assumed (including a 12% note payable of $50,000)	(293,659)
Net purchase price	$ 14,857,676